MINING MACHINES, NET	12 Months Ended
Dec. 31, 2025
MINING MACHINES, NET
MINING MACHINES, NET

6.MINING MACHINES, NET

Mining machines consist of the following:

	As of December 31, 2024	As of December 31, 2025
Mining machines	254,346,496	705,693,431
Less: accumulated depreciation	(11,539,783)	(118,667,899)
Less: provision for impairment	—	(338,280,027)
Mining machines, net	242,806,713	248,745,505

Depreciation expense related to mining machines, for the years ended December 31, 2024 and 2025, were US$11,539,783 and US$115,835,500, respectively.

In November 2024, the Company entered into agreements with multiple sellers to purchase mining machines that produces an aggregate hash rate of 18 Exahash by issuance of ordinary shares, and the transaction was closed on June 27, 2025, when the acquisition was initially recorded at the fair value of the equity consideration, calculated using the contracted share number of 146,670,925 shares at US$2.23/share on that date together with the fair value of the warrant granted under the agreement. The carrying value was subsequently adjusted to the machines’ fair value through a discounted cash flow analysis, resulting in the provision of impairment loss of US$256,856,571.

On August 14, 2025, the Company entered into an arrangement to upgrade its mining machines and, as part of this plan, agreed to pay an aggregate price difference of approximately US$43.04 million for the upgrade.

During the year ended December 31, 2025, decrease in the price of Bitcoin resulted in decrease in the market price of mining machines, indicating that an impairment triggering event had occurred. Testing performed indicated the estimated fair value of the Company’s miners to be less than their net carrying value as of December 31, 2025, and the Company recognized an additional impairment loss of US$81,423,456.

As of December 31, 2025, the Company pledged all of its mining machines as collateral under its debt arrangements with its related party, Antalpha Digital Pte. Ltd., to maintain compliance with the loan-to-value ratio requirements (refer to Note 9).